Stockholders' Deficit	12 Months Ended
Feb. 24, 2013
Stockholders' Deficit

NOTE 13 — STOCKHOLDERS’ DEFICIT

Ordinary Shares

On April 8, 2010, in connection with the 2010 refinancing (see Note 10), the Company issued 11,080,455.38 and 4,431,150.00 Series B ordinary shares, par value $0.5801, to the Lien 2 Debt Holders and the Senior Secured Note Holders, respectively. As of February 24, 2013, the Company’s capital structure included 15,511,605.38 issued and outstanding shares of Series B ordinary stock and 28,812,184 issued and outstanding shares of ordinary stock. Included in ordinary shares outstanding are 773,179 ordinary shares currently subject to puts.

Right to additional Series B ordinary shares

In connection with the 2010 refinancing (see Note 10), the Lien 2 holders will be issued additional ordinary stock equal to 7.5% of the total issued ordinary stock, as in issue immediately after the closing of the refinancing, on April 30, 2013, if the Company does not pay all outstanding principal and interest by that date. The share issuances on April 30, 2013 are described in detail in Note 20, Subsequent Events. If the Company does not pay all outstanding principal and interest by April 30, 2014, the Lien 2 holders will be issued an additional amount of ordinary shares equal to 52.5% of the total issued ordinary stock, as in issue immediately after the closing of the refinancing.